Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment Details [Abstract]
Land and land improvements	$ 948	$ 892
Buildings and leasehold improvements	24,172	21,794
Furniture, fixtures and equipment	19,520	18,009
Less accumulated depreciation and amortization	28,539	26,325
Premises and equipment - net total	16,101	14,370
Land and land improvements	948	892
Buildings and leasehold improvements	24,172	21,794
Furniture, fixtures and equipment	19,520	18,009
Less accumulated depreciation and amortization	28,539	26,325
Premises and equipment - net total	$ 16,101	$ 14,370